Financial Risk Management (Tables)	3 Months Ended
Sep. 30, 2022
Disclosure Of Financial Risk Management [Abstract]
Schedule of Deposits Held which Derive Interest Revenue with Maximum and Minimum Interest Rates Being Earned
	As of			As of
	September 30, 2022			June 30, 2022
(in U.S. dollars, in thousands, except percent data)	Low	High	US$	Low	High	US$
Funds invested – US$	0.05%	0.05%	61,438	0.00%(1)	0.00%(1)	49,383
Rate increase by 10%	0.06%	0.06%	34	0.03%(1)	0.03%(1)	15
Rate decrease by 10%	0.05%	0.05%	(28)	0.03%(1)	0.03%(1)	(15)

(in Australian dollars, in thousands, except percent data)	Low	High	A$	Low	High	A$
Funds invested – A$	2.84%	2.84%	600	1.50%	1.50%	600
Rate increase by 10%	3.12%	3.12%	2	1.65%	1.65%	1
Rate decrease by 10%	2.56%	2.56%	(2)	1.35%	1.35%	(1)

(1)	The interest rate was 0% for the period ended June 30, 2022. The sensitivity assumes the interest rate to increase or decrease by 0.03%, which is consistent with prior periods.

Summary of Borrowing to Price Rate Changes

The exposure of the Group’s borrowing to price rate changes are as follows:

	As of		As of
	September 30, 2022		June 30, 2022
(in U.S. dollars, in thousands, except percent data)	Total	% of total loans	Total	% of total loans
Financial liabilities
Current borrowings
Borrowings - NovaQuest	816	1%	372	0%
Non-current borrowings
Borrowings - NovaQuest	49,511	50%	47,898	50%
	50,327	51%	48,270	50%

Schedule of Maturity Profile of Anticipated Future Contractual Cash Flows Carrying Value

As of September 30, 2022, the maturity profile of the anticipated future contractual cash flows on an undiscounted basis is as follows:

(in U.S. dollars, in thousands)	Within 1 year	Between 1-2 years	Between 2-5 years	Over 5 years	Total contractual cash flows	Carrying amount
Borrowings(1)(2)	(6,161)	(13,290)	(155,120)	—	(174,571)	(99,675)
Trade payables	(17,663)	—	—	—	(17,663)	(17,663)
Lease liabilities	(4,074)	(4,443)	(2,272)	—	(10,789)	(9,957)
Contingent consideration(3)	(3,973)	(2,115)	(5,139)	—	(11,227)	(3,851)
	(31,871)	(19,848)	(162,531)	—	(214,250)	(131,146)

(1)

Contractual cash flows include payments of principal, interest and other charges. Interest is calculated based on debt held at September 30, 2022 without taking into account drawdowns of further tranches.

(2)

In relation to the contractual maturities of the NovaQuest borrowings, there is variability in the maturity profile of the anticipated future contractual cash flows given the timing and amount of payments are calculated based on our estimated net sales of remestemcel-L for the treatment of pediatric SR-aGVHD.

(3)

In relation to the contractual maturities of the royalty payments related to contingent consideration, there is variability in the maturity profile of the anticipated future contractual cash flows given the timing and amount of payments are calculated based on our estimated net sales of remestemcel-L for the treatment of children and adults with aGVHD. The carrying amount reflects the discounted and probability adjusted contractual balance. The carrying amount reflects the discounted and probability adjusted contractual balance related to royalty payments.